Belmont Theta Income Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
U.S. GOVERNMENT & AGENCIES
(a)(b)(c)
— 87.82%
Principal
Amount Fair Value
United States Treasury Bill, 2.03% , 5/18/2023 $ 1,000,000 $ 997,953
United States Treasury Bill, 4.55% , 6/1/2023 1,000,000 996,325
United States Treasury Bill, 3.10% , 8/10/2023 1,000,000 986,271
United States Treasury Bill, 4.60% , 11/2/2023 1,250,000 1,219,488
United States Treasury Bill, 4.67% , 11/30/2023 1,000,000 973,854
United States Treasury Bill, 4.55% , 12/28/2023 1,000,000 970,829
United States Treasury Bill, 4.53% , 1/25/2024 2,000,000 1,933,180
United States Treasury Bill, 4.49% , 3/21/2024 2,000,000 1,916,791
Total U.S. Government & Agencies (Cost $10,010,863) 9,994,691
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.10%
S&P 500 Index
(c)
84 $ 35,023,632 $ 4,425.00 May 2023 $ 11,760
PUT OPTIONS PURCHASED — 0.16%
S&P 500 Index
(c)
84 35,023,632 3,550.00 May 2023 18,480
Total Options Purchased (Cost
$50,861) 30,240
Total Investments — 88.08% (Cost $10,061,724) 10,024,931
Other Assets in Excess of Liabilities — 11.91% 1,355,489
NET ASSETS — 100.00% $ 11,380,420
(a) Securities are held as collateral for options.
(b) The rate shown represents effective yield at time of purchase.
(c) Non-income producing security.

Belmont Theta Income Fund
Schedule of Open Written Options Contracts
April 30, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS (1.35)%
S&P 500 Index
(a)
(84) $ (35,023,632) $ 4,275.00 May 2023 $ (154,980)
WRITTEN PUT OPTIONS (0.35)%
S&P 500 Index
(a)
(84) (35,023,632) 3,750.00 May 2023 (39,480)
Total Written Options (Premiums Received
$172,235) $ (194,460)
(a) Non-income producing security.